UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21247
                     ---------------------------------------

                      BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                          c/o Ivy Asset Management LLC
                                One Jericho Plaza
                                Jericho, NY 11753
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                     The Bank of New York Mellon Corporation
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                         -------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 877-525-5217
             ------------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                     Date of reporting period: June 30, 2009
                       ----------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2009 (Unaudited)

                                                         Initial Acquisition                      Fair
                                                                 Date              Cost           Value       Liquidity (a)
                                                         -------------------   ------------   -------------   -------------
PORTFOLIO FUNDS - 92.9%

RELATIVE VALUE - 31.2%

MULTI-STRATEGY - 23.7%

Aristeia Partners, LP                                          02/01/08        $  3,235,483   $   3,292,957   Annually
Basso Multi-Strategy Fund, LP (c) (d)                          12/01/07           3,602,196       1,780,582
Brevan Howard, LP, Series B                                    04/01/08           4,681,763       5,451,881   Monthly
Elliot Associates, LP                                          04/01/03           3,174,438       6,775,356   Semi-annually
HBK Fund, LP, Class C (c)                                      04/01/07             743,104         576,200
Stark Investments, LP, Class C (c) (d)                         04/01/03           3,840,346       4,273,850
SuttonBrook Capital Partners, LP                               01/01/07           3,753,393       3,945,082   Quarterly
                                                                               ------------   -------------
                                                                                 23,030,723      26,095,908
                                                                               ------------   -------------
STATISTICAL ARBITRAGE - 7.5%

Highbridge Statistical Opportunities Fund, LP, Class A         02/01/09           2,500,000       2,665,123   Monthly
Two Sigma Eclipse US Fund, LP                                  09/01/08           1,850,000       1,917,910   Quarterly
Two Sigma Spectrum US Fund, LP                                 09/01/08           3,700,000       3,691,230   Quarterly
                                                                               ------------   -------------
                                                                                  8,050,000       8,274,263
                                                                               ------------   -------------

TOTAL RELATIVE VALUE                                                             31,080,723      34,370,171
                                                                               ------------   -------------

EVENT DRIVEN - 26.7%

DISTRESSED - 13.7%

Cerberus Partners, LP (c)                                      04/01/03           3,999,345       5,158,021
King Street Capital, LP (d)                                    04/01/03           3,049,488       6,289,716   Quarterly
Longacre Capital Partners (QP), LP (c)                         04/01/03           2,883,836       3,688,181
                                                                               ------------   -------------
                                                                                  9,932,669      15,135,918
                                                                               ------------   -------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 13.0%

Davidson Kempner Partners (d)                                  04/01/03           3,708,417       5,581,710   Annually
Deephaven Event Fund LLC (c)                                   11/01/05             783,000         319,563
Mason Capital, LP                                              01/01/08           4,500,000       4,157,933   Annually
Perry Partners, LP                                             04/01/03             693,318         922,911   Annually
Scoggin Capital Management, LP II (d)                          02/01/06           3,512,723       3,279,566   Annually
                                                                               ------------   -------------
                                                                                 13,197,458      14,261,683
                                                                               ------------   -------------

TOTAL EVENT DRIVEN                                                               23,130,127      29,397,601
                                                                               ------------   -------------

EQUITY - 25.0%

GLOBAL - 2.3%

Horseman Global Fund 2, LP                                     02/01/09          3,000,000        2,536,922   Monthly
                                                                               ------------   -------------

UNITED STATES - 22.7%

Alydar QP Fund, LP                                             04/01/09           5,000,000       5,008,932   Quarterly
Cobalt Partners, LP                                            01/01/07           5,250,000       5,626,011   Semi-annually
Eminence Partners, LP                                          01/01/07           4,374,331       4,247,866   Semi-annually
PFM Diversified Fund, LP, Class A                              01/01/05           3,940,604       5,760,113   Quarterly
Tiedemann/Falconer Partners, LP, Class A                       11/01/08           4,352,000       4,399,245   Quarterly
                                                                               ------------   -------------
                                                                                 22,916,935      25,042,167
                                                                               ------------   -------------

TOTAL EQUITY                                                                     25,916,935      27,579,089
                                                                               ------------   -------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
June 30, 2009 (Unaudited)

                                                         Initial Acquisition                      Fair
                                                                 Date              Cost           Value       Liquidity (a)
                                                         -------------------   ------------   -------------   -------------
PORTFOLIO FUNDS (CONTINUED)

TACTICAL TRADING - 5.3%

SYSTEMATIC - 5.3%

Boronia Diversified Fund (US), LP                              01/01/09        $  3,000,000   $   2,842,615   Monthly
Kaiser Trading Fund 2X SPC                                     01/01/09           3,000,000       2,937,703   Monthly
                                                                               ------------   -------------

TOTAL TACTICAL TRADING                                                            6,000,000       5,780,318
                                                                               ------------   -------------
CREDIT - 4.7%

LONG / SHORT CREDIT - 4.7%

Brigade Leveraged Capital Structures Fund, LP                  04/01/08           5,000,000       5,191,734   Quarterly
                                                                               ------------   -------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 92.9%                                     91,127,785     102,318,913
                                                                               ------------   -------------

MONEY MARKET FUND - 13.1%

Federated Prime Obligations Fund - 0.45% (b)                                     14,394,277      14,394,277   Daily
                                                                               ------------   -------------

TOTAL INVESTMENTS - 106.0%                                                     $105,522,062   $ 116,713,190
Other Assets, Less Liabilities - (6.0)%                                                          (6,585,358)
                                                                                              -------------

MEMBERS' CAPITAL - 100.0%                                                                     $ 110,127,832
                                                                                              =============

--------------------------------------------------------------------------------
(a) Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.

(b)   Represents annualized 7-day yield at June 30, 2009.

(c) As of June 30, 2009, this underlying investment fund has notified the Fund of certain restrictions on liquidity, such as, suspended redemptions or other implemented restrictions on liquidity.

(d) All or a portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.

Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

--------------------------------------------------------------------------------
Various inputs are used in determining the fair value of the portfolio investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for substantially the full term of the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active.

Level 3 - Inputs that are unobservable for the asset or liability.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at fair value:

                                                  LEVEL 2- OTHER
                            LEVEL 1- QUOTED   SIGNIFICANT OBSERVABLE    LEVEL 3 - SIGNIFICANT
INVESTMENTS IN SECURITIES      PRICES ($)           INPUTS ($)         UNOBSERVABLE INPUTS ($)    TOTAL ($)
-------------------------------------------------------------------------------------------------------------
Investment Funds                         --                       --               102,318,913   102,318,913
-------------------------------------------------------------------------------------------------------------
Affiliated Investment            14,394,277                       --                        --    14,394,277
-------------------------------------------------------------------------------------------------------------
TOTAL                            14,394,277                       --               102,318,913   116,713,190
-------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                        INVESTMENTS
                                     IN SECURITIES ($)
-------------------------------------------------------
BALANCE AS OF 3/31/09                      109,148,754
-------------------------------------------------------
REALIZED GAIN (LOSS)                         3,375,652
-------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION            2,069,458
-------------------------------------------------------
NET PURCHASES (SALES)                      (12,274,951)
-------------------------------------------------------
TRANSFERS IN AND/OR OUT OF LEVEL 3                  --
-------------------------------------------------------
BALANCE AS OF 6/30/09                      102,318,913
-------------------------------------------------------

ITEM 2 -- CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

                                      By:    /s/ STEVEN M. ANDERSON
                                             -----------------------------------
                                             Steven M. Anderson
                                             Treasurer

                                      Date:  August 27, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:    /s/ STEVEN M. ANDERSON
                                             -----------------------------------
                                             Steven M. Anderson
                                             Treasurer

                                      Date:  August 27, 2009

                                      By:    /s/ DAVID K. MOSSMAN
                                             -----------------------------------
                                             David K. Mossman
                                             President

                                      Date:  August 27, 2009